Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 219,379	$ 231,361	$ 211,652
Asia
Revenue	119,344	120,660	125,618
Europe
Revenue	95,542	86,633	47,308
North America
Revenue	3,118	17,862	20,307
Australia
Revenue	$ 1,375	$ 6,206	$ 18,419